Segments of Business and Geographic Areas	12 Months Ended
Dec. 28, 2014
Segment Reporting [Abstract]
SEGMENTS OF BUSINESS AND GEOGRAPHIC AREAS
Segments of Business and Geographic Areas

	Sales to Customers
(Dollars in Millions)	2014	2013	2012
Consumer —
United States	$5,096	5,162	5,046
International	9,400	9,535	9,401
Total	14,496	14,697	14,447
Pharmaceutical —
United States	17,432	13,948	12,421
International	14,881	14,177	12,930
Total	32,313	28,125	25,351
Medical Devices —
United States	12,254	12,800	12,363
International	15,268	15,690	15,063
Total	27,522	28,490	27,426
Worldwide total	$74,331	71,312	67,224

	Pre-Tax Profit			Identifiable Assets
(Dollars in Millions)	2014 (3)	2013 (4)	2012 (5)	2014	2013	2012
Consumer	$1,941	1,973	1,693	$21,813	23,711	24,131
Pharmaceutical	11,696	9,178	6,075	25,803	23,783	23,219
Medical Devices	7,953	5,261	7,187	41,445	44,585	42,926
Total	21,590	16,412	14,955	89,061	92,079	90,276
Less: Expense not allocated to segments (1)	1,027	941	1,180
General corporate (2)				42,058	40,604	31,071
Worldwide total	$20,563	15,471	13,775	$131,119	132,683	121,347

	Additions to Property, Plant & Equipment			Depreciation and Amortization
(Dollars in Millions)	2014	2013	2012	2014	2013	2012
Consumer	$581	533	468	$577	539	575
Pharmaceutical	977	856	737	1,053	1,075	1,010
Medical Devices	1,807	1,724	1,230	1,974	2,224	1,857
Segments total	3,365	3,113	2,435	3,604	3,838	3,442
General corporate	349	482	499	291	266	224
Worldwide total	$3,714	3,595	2,934	$3,895	4,104	3,666

	Sales to Customers			Long-Lived Assets (6)
(Dollars in Millions)	2014	2013	2012	2014	2013	2012
United States	$34,782	31,910	29,830	$36,835	35,880	35,115
Europe	18,947	18,599	16,945	21,559	24,868	25,261
Western Hemisphere excluding U.S.	7,160	7,421	7,207	3,210	3,281	3,636
Asia-Pacific, Africa	13,442	13,382	13,242	2,438	2,434	2,362
Segments total	74,331	71,312	67,224	64,042	66,463	66,374
General corporate				1,138	992	899
Other non long-lived assets				65,939	65,228	54,074
Worldwide total	$74,331	71,312	67,224	$131,119	132,683	121,347

See Note 1 for a description of the segments in which the Company operates.
Export sales are not significant. In 2014, the Company had one wholesaler distributing products for all three segments that represented approximately 11.0% of the total consolidated revenues. In 2013 and 2012, the Company did not have a customer that represented 10.0% of total revenues.

(1)
Amounts not allocated to segments include interest (income) expense, noncontrolling interests and general corporate (income) expense. Includes currency related expense of $0.2 billion associated with the acquisition of Synthes, Inc. in 2012.

(2)	General corporate includes cash, cash equivalents and marketable securities.

(3)
Includes net litigation expense of $1,253 million comprised of $907 million, $259 million and $87 million in the Medical Devices, Pharmaceutical and Consumer segments, respectively. Includes $178 million of in-process research and development expense, comprised of $147 million and $31 million in the Pharmaceutical and Medical Devices segments, respectively. The Medical Devices segment includes a net gain of $1,899 million from the divestiture of the Ortho-Clinical Diagnostics business, Synthes integration costs of $754 million and $126 million expense for the cost associated with the DePuy ASRTM Hip program. Includes an additional year of the Branded Prescription Drug Fee of $220 million in the Pharmaceutical segment.

(4)
Includes $2,276 million of net litigation expense comprised of $1,975 million and $301 million in the Medical Devices and Pharmaceutical segments, respectively. Includes $683 million of Synthes integration/transaction costs in the Medical Devices segment. Includes $580 million of in-process research and development expense, comprised of $514 million and $66 million in the Pharmaceutical and Medical Devices segments, respectively. The Medical Devices segment also includes $251 million expense for the cost associated with the DePuy ASRTM Hip program. Includes $98 million of income related to other adjustments comprised of $55 million and $43 million in the Consumer and Pharmaceutical segments, respectively.

(5)
Includes $1,218 million of net litigation expense comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices segments, respectively. The Medical Devices segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.

(6)
Long-lived assets include property, plant and equipment, net for 2014, 2013 and 2012 of $16,126, $16,710 and $16,097, respectively, and intangible assets and goodwill, net for 2014, 2013 and 2012 of $49,054, $50,745 and $51,176, respectively.